As filed with the U.S. Securities and Exchange Commission on August 25, 2016

File Nos. 333-179904 and 811-22649

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 224	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 224	☒

(Check appropriate box or boxes)

iShares U.S. ETF Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

1 Iron Street

Boston, MA 02210

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ. WILLKIE FARR & GALLAGHER LLP 787 SEVENTH AVENUE NEW YORK, NY 10019-6099	DEEPA DAMRE, ESQ. BLACKROCK FUND ADVISORS 400 HOWARD STREET SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On September 23, 2016, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 224 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until September 23, 2016, the effectiveness of the registration statement for the iShares iBonds Dec 2023 AMT-Free Muni Bond ETF (the “Fund”), filed in Post-Effective Amendment No. 173 on November 2, 2015, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
181	January 15, 2016	February 14, 2016
186	February 11, 2016	March 12, 2016
192	March 11, 2016	March 29, 2016
198	March 28, 2016	April 15, 2016
202	April 14, 2016	April 29, 2016
205	April 28, 2016	May 6, 2016
208	May 5, 2016	June 3, 2016
212	June 2, 2016	July 1, 2016
216	June 30, 2016	July 29, 2016
220	July 28, 2016	August 26, 2016

This Post-Effective Amendment No. 224 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 173.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 224 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 25th day of August, 2016.

iSHARES U.S. ETF TRUST

By:
Manish Mehta*
President

Date: August 25, 2016

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 224 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Mark Wiedman*
Trustee

Date: August 25, 2016

John E. Martinez*
Trustee

Date: August 25, 2016

Cecilia H. Herbert*
Trustee

Date: August 25, 2016

Charles A. Hurty*
Trustee

Date: August 25, 2016

John E. Kerrigan*
Trustee

Date: August 25, 2016

Robert S. Kapito*
Trustee

Date: August 25, 2016

Madhav V. Rajan*
Trustee

Date: August 25, 2016

Jane D. Carlin*
Trustee

Date: August 25, 2016

/s/ Jack Gee
Jack Gee
Treasurer and Chief Financial Officer

Date: August 25, 2016

* By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: August 25, 2016

*	Powers of Attorney, each dated March 25, 2015, for Manish Mehta, Jane D. Carlin, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Mark Wiedman and Robert S. Kapito are incorporated herein by reference to Post-Effective Amendment No. 173, filed October 30, 2015.